Deferred income tax assets and liabilities - Summary of Deferred Tax Balances (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 34,810	€ 36,040
Deferred tax liabilities	(7,663)	(9,642)
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	72	118
Deferred tax liabilities	(18)	(57)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	317	357
Deferred tax liabilities	(819)	(1,843)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	272	414
Deferred tax liabilities	(8,377)	(10,149)
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,747	4,219
Deferred tax liabilities	(14)	(217)
Loans and borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	911	1,667
Deferred tax liabilities	0	0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	786	956
Deferred tax liabilities	(31)	(26)
Deferred tax on tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,569	1,711
Deferred tax liabilities	0	0
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,249	29,670
Deferred tax liabilities	0	0
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(336)	(422)
Other investments at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	(181)	0
Offsetting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,113	3,072
Deferred tax liabilities	€ (2,113)	€ (3,072)